Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies
The Company’s cash and cash equivalent balance at December 31, 2019 and 2018, is denominated in the following currencies:

	December 31,
	2019	2018
	U.S. Dollars (in thousands)
US Dollars	32,675	49,678
New Israeli Shekels	3,318	2,790
Euro	707	1,486
Other currencies	1,347	981

	38,047	54,935